UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund:	Royce Global Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 9/30/2018

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.0%

Australia – 6.1%
ALS	140,000	$904,719
Bingo Industries	78,300	177,721
Bravura Solutions	475,000	1,514,190
Cochlear	5,500	797,679
EML Payments [1]	229,500	263,772
Hansen Technologies	360,000	970,643
IPH	365,000	1,588,318
Kogan.com	20,200	82,645
Steadfast Group	261,300	538,310
Technology One	285,000	1,149,548

Total		7,987,545

Austria – 0.7%
Mayr-Melnhof Karton	7,500	942,192

Total		942,192

Belgium – 0.8%
Barco	2,100	281,369
Radisson Hospitality [1]	180,000	738,236

Total		1,019,605

Brazil – 2.1%
B3-Brasil, Bolsa, Balcao	32,847	190,321
Construtora Tenda [1]	23,400	153,545
CVC Brasil Operadora e Agencia de Viagens	17,400	186,600
OdontoPrev	300,000	951,579
T4F Entretenimento	38,000	67,465
Tegma Gestao Logistica	30,000	124,203
TOTVS	183,000	1,137,364

Total		2,811,077

Canada – 8.7%
Agnico Eagle Mines [2]	10,000	342,000
Altus Group	38,000	900,538
ATS Automation Tooling Systems [1]	9,700	180,385
Canaccord Genuity Group	92,000	491,464
Canadian Western Bank	10,600	279,844
Computer Modelling Group	248,000	1,622,421
E-L Financial	1,200	757,403
FirstService Corporation	10,300	871,998
Franco-Nevada Corporation [2]	12,800	800,640
Genworth MI Canada	13,000	428,653
Gluskin Sheff + Associates	23,000	265,676
Hudbay Minerals	17,500	88,375
Major Drilling Group International [1]	160,500	602,659
Morneau Shepell	50,000	1,047,884
Pan American Silver [2]	31,800	469,368
Parex Resources [1]	21,100	358,569
Solium Capital [1]	50,000	437,812
Sprott	520,600	1,213,182
Western Forest Products	167,650	273,868

Total		11,432,739

Chile – 0.1%
SMU [1]	632,700	191,397

Total		191,397

China – 0.9%
Hua Hong Semiconductor	104,500	225,063
Silergy Corporation	6,100	109,881
TravelSky Technology	300,000	779,858

Total		1,114,802

Denmark – 0.8%
DFDS	10,700	529,761
Nilfisk Holding [1]	9,000	458,905

Total		988,666

Egypt – 0.2%
Commercial International Bank (Egypt)	25,600	120,000
ElSewedy Electric	189,000	188,789

Total		308,789

France – 4.1%
Interparfums	14,850	759,493
Neurones	30,039	791,703
Rothschild & Co	33,000	1,398,485
Sartorius Stedim Biotech	9,000	1,238,260
Thermador Groupe	19,000	1,200,062

Total		5,388,003

Germany – 3.1%
Amadeus Fire	8,000	906,548
Carl Zeiss Meditec	13,500	1,136,378
CompuGroup Medical	10,000	577,739
MorphoSys [1]	6,000	641,596
PATRIZIA Immobilien	21,400	410,961
STRATEC Biomedical	5,051	379,431

Total		4,052,653

Greece – 0.3%
Sarantis	39,800	342,877

Total		342,877

Hong Kong – 1.0%
HKBN	136,400	233,828
Value Partners Group	1,310,000	1,042,531

Total		1,276,359

India – 1.7%
AIA Engineering	45,000	1,078,908
Edelweiss Financial Services	55,500	147,382
Jubilant Life Sciences	16,300	166,395
SH Kelkar & Company	200,000	567,527
Sterlite Technologies	79,500	318,921

Total		2,279,133

Indonesia – 0.6%
Link Net	249,100	70,209
Mitra Pinasthika Mustika	3,840,400	239,679
Selamat Sempurna	5,500,000	518,572

Total		828,460

Ireland – 0.7%
Irish Residential Properties REIT	166,100	285,033
Keywords Studios	25,000	635,408

Total		920,441

Israel – 0.2%
Nova Measuring Instruments [1,2]	7,900	207,849

Total		207,849

Italy – 1.0%
Cerved Group	49,800	536,861
DiaSorin	7,500	788,934

Total		1,325,795

Japan – 9.3%
Ai Holdings	20,000	463,299
Ain Holdings	4,600	371,255
As One	15,000	1,120,841
Benefit One	3,000	97,958
Cosel	25,000	285,381
Daifuku	5,000	254,797
en-japan	3,900	195,652
EPS Holdings	40,000	852,667
Financial Products Group	34,000	325,577
Fujitec	50,000	670,217
Information Services International-Dentsu	4,900	182,208
Kyowa Exeo	6,000	175,585
Meitec Corporation	25,000	1,203,573
Nihon M&A Center	8,100	243,100
Nishimoto	4,500	209,118
NSD	52,300	1,161,353
Open House	7,850	386,904
Outsourcing	22,300	327,179
Relo Group	40,000	1,175,849
TKC Corporation	23,000	962,551
USS	67,500	1,252,926
Yumeshin Holdings	35,350	353,749

Total		12,271,739

Malaysia – 0.2%
AEON Credit Service	58,400	227,193

Total		227,193

Mexico – 0.6%
Becle	200,000	322,860
Bolsa Mexicana de Valores	250,000	511,515

Total		834,375

Netherlands – 1.0%
AMG Advanced Metallurgical Group	2,700	125,205
Euronext	4,900	322,290
Intertrust	50,000	925,938

Total		1,373,433

New Zealand – 1.3%
Fisher & Paykel Healthcare	70,000	698,313
Trade Me Group	300,000	1,038,023

Total		1,736,336

Norway – 2.0%
Atea	24,800	402,224
TGS-NOPEC Geophysical	55,000	2,241,560

Total		2,643,784

Philippines – 0.0%
Pryce Corporation	221,100	23,530

Total		23,530

Poland – 0.3%
Warsaw Stock Exchange	33,000	397,865

Total		397,865

Portugal – 0.5%
Sonae SGPS	599,400	621,121

Total		621,121

Russia – 0.3%
Globaltrans Investment GDR	42,000	441,000

Total		441,000

Singapore – 0.7%
Midas Holdings [1,3]	400,000	42,134
XP Power	24,000	925,936

Total		968,070

South Africa – 0.8%
Coronation Fund Managers	59,000	224,840
JSE	15,000	168,857
PSG Group	25,000	404,844
Transaction Capital	223,300	279,337

Total		1,077,878

South Korea – 0.2%
Hansol Chemical	2,400	172,874
Koh Young Technology	1,200	117,917

Total		290,791

Sweden – 2.6%
Addtech Cl. B	18,960	404,485
Bravida Holding	120,000	984,315
Hexpol	110,000	1,212,953
Lagercrantz Group	60,000	594,099
Resurs Holding	24,100	180,464

Total		3,376,316

Switzerland – 4.3%
Burkhalter Holding	10,000	789,688
Inficon Holding	1,000	511,005
Kardex	4,300	729,957
LEM Holding	500	588,955
Partners Group Holding	1,800	1,427,858
VZ Holding	5,600	1,666,191

Total		5,713,654

Taiwan – 0.5%
Chailease Holding Company	107,366	376,254
Chroma ATE	41,800	200,560
TCI	6,208	99,831

Total		676,645

Thailand – 0.2%
Muangthai Capital	166,800	248,859

Total		248,859

Ukraine – 0.3%
MHP GDR	30,000	372,000

Total		372,000

United Kingdom – 9.7%
Abcam	28,000	522,611
Ashmore Group	431,500	2,047,199
Biffa	66,400	218,095
Clarkson	40,600	1,428,787
Consort Medical	57,500	891,852
Diploma	35,000	645,965
dotdigital group	117,499	153,914
Elementis	200,000	700,187
Ferroglobe [2]	41,100	335,787
Ferroglobe (Warranty Insurance Trust) [1,3]	41,100	0
FLEX LNG [1]	107,100	194,757
Hilton Food Group	9,600	120,622
ITE Group	750,000	703,836
Jupiter Fund Management	36,000	190,177
Kainos Group	32,100	175,306
Polypipe Group	95,000	441,058
RPC Group	31,900	330,549
Spirax-Sarco Engineering	19,000	1,807,816
Staffline Group	10,300	166,739
Stallergenes Greer [1]	10,800	385,585
Subsea 7	12,800	189,356
Victrex	22,500	979,505
Warpaint London	45,400	158,291

Total		12,787,994

United States – 29.9%
Air Lease Cl. A [2]	36,460	1,672,785
Brooks Automation [2]	18,100	634,043
Camping World Holdings Cl. A [2,4]	38,500	820,820
CIRCOR International [1,2]	32,200	1,529,500
Cognex Corporation [2]	10,748	599,953
Coherent [1,2]	3,000	516,570
comScore [1]	24,000	437,520
Diodes [1,2]	20,500	682,445
Dorian LPG [1]	4,475	35,666
EnerSys [2]	11,000	958,430
Expeditors International of Washington [2]	13,300	977,949
FLIR Systems [2]	51,500	3,165,705
Innospec [2,4]	12,457	956,075
Kadant [2]	7,800	841,230
KBR [2]	58,700	1,240,331
Kirby Corporation [1,2,4]	32,900	2,706,025
KKR & Co. Cl. A [2]	50,000	1,363,500
Lazard Cl. A	32,600	1,569,038
Lindsay Corporation [2]	13,700	1,373,288
Littelfuse	4,000	791,560
ManpowerGroup [2]	8,800	756,448
MBIA [1,2,4]	80,300	858,407
Nanometrics [1,2,2]	35,600	1,335,712
National Instruments [2]	15,200	734,616
Popular [2]	13,100	671,375
Quaker Chemical [2,4]	6,069	1,227,212
Raven Industries	40,000	1,830,000
Rogers Corporation [1,2,4]	4,800	707,136
SEACOR Holdings [1,2]	20,200	998,082
SEACOR Marine Holdings [1]	20,309	459,593
SEI Investments [2]	27,600	1,686,360
Signet Jewelers	5,500	362,615
Standard Motor Products	11,200	551,264
Sun Hydraulics [2]	15,139	829,314
Tennant Company [2]	11,600	881,020
Valmont Industries [2]	5,400	747,900
Virtu Financial Cl. A [2]	74,300	1,519,435
World Fuel Services [2]	12,000	332,160

Total		39,361,082

Uruguay – 0.2%
Arcos Dorados Holdings Cl. A [2]	46,800	292,500

Total		292,500

TOTAL COMMON STOCKS
(Cost $105,194,607)		129,154,547

REPURCHASE AGREEMENT – 7.8%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $10,234,358 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $10,439,771)
(Cost $10,234,000)		10,234,000

TOTAL INVESTMENTS – 105.8%
(Cost $115,428,607)		139,388,547

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.8)%		(7,648,375)

NET ASSETS – 100.0%		$131,740,172

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2018. Total market value of pledged securities at September 30, 2018, was $18,084,315.

[3]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	At September 30, 2018, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $6,742,204.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $115,540,923. At September 30, 2018, net unrealized appreciation for all securities was $23,847,624, consisting of aggregate gross unrealized appreciation of $29,916,215 and aggregate gross unrealized depreciation of $6,068,591. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$129,112,413	$ –	$42,134	$129,154,547
Cash Equivalents	–	10,234,000	–	10,234,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2018, securities valued at $55,954,286 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of			Realized	Unrealized
	12/31/17	Purchases	Sales	Gain (Loss)	Gain (Loss)	Balance as of 9/30/18

Common Stocks	$0	$126,098	$84,433	$8,774	$(8,305)	$42,134

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2018 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2018, the Fund has outstanding borrowings of $8,000,000. During the period ended September 30, 2018, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Global Value Trust, Inc.

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Global Value Trust, Inc.

Date: November 26, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Global Value Trust, Inc.

Date: November 26, 2018